EXPENSES BY NATURE (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EXPENSES BY NATURE
Direct production costs	$ 1,192,363,804	$ 862,383,664	$ 877,716,948
Payroll and employee benefits	301,522,420	252,337,262	273,123,010
Transportation and distribution	174,253,526	126,683,586	138,486,337
Advertisement	28,475,957	6,917,300	27,113,322
Depreciation y amortization	104,775,303	110,920,517	111,087,284
Repairs and maintenance	38,631,914	25,971,485	30,528,180
Other expenses	84,272,085	73,455,798	83,188,784
Total (1)	$ 1,924,295,009	$ 1,458,669,612	$ 1,541,243,865